Acquisitions - Consideration Paid (Detail) - USD ($) $ in Thousands	May 29, 2015	May 06, 2014
Cadillac Jack [Member]
Business Acquisition [Line Items]
Contractual cash purchase price adjusted for working capital	$ 369,760
Contingent consideration	(1,300)
Total consideration	380,460
C2 Gaming, LLC [Member]
Business Acquisition [Line Items]
Contractual cash purchase price adjusted for working capital		$ 11,000
One-year payment		9,000
Contingent consideration		3,000
Business Combination, Working Capital Increase (Decrease)		273
Total consideration		$ 23,273
Promissory Note 12.0 Million Amaya [Member] | Notes Payable [Member] | Cadillac Jack [Member]
Business Acquisition [Line Items]
Seller note	$ 12,000